CONDENSED CONSOLIDATING FINANCIAL INFORMATION	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
SUPPLEMENTAL GUARANTOR INFORMATION

NOTE 18. CONDENSED CONSOLIDATING FINANCIAL INFORMATION

On March 15, 2012, URS Corporation, the parent company (“Parent”), and URS Fox US LP (“Fox LP”), a 100% owned subsidiary of Parent, issued $400.0 million in aggregate principal amount of 3.85% Senior Notes due 2017 and $600.0 million in aggregate principal amount of 5.00% Senior Notes due 2022 pursuant to an indenture, dated March 15, 2012, among Parent, Fox LP and U.S. Bank National Association (the “Base Indenture”), as amended and supplemented by the First Supplemental Indenture, dated March 15, 2012, among Parent, Fox LP, the guarantors party thereto and U.S. Bank National Association (the “First Supplemental Indenture”), the Second Supplemental Indenture, dated March 15, 2012, among Parent, Fox LP, the guarantors party thereto and U.S. Bank National Association (the “Second Supplemental Indenture”), the Third Supplemental Indenture, dated May 14, 2012, among Parent, Fox LP, the guarantors party thereto and U.S. Bank National Association (the “Third Supplemental Indenture”), and the Fourth Supplemental Indenture, dated September 24, 2012, among Parent, Fox LP, the guarantors party thereto and U.S. Bank National Association (the “Fourth Supplemental Indenture” and together with the Base Indenture, First Supplemental Indenture, Second Supplemental Indenture and Third Supplemental Indenture, the “Indenture”).

The Senior Notes, issued by the Parent and Fox LP, a 100% owned subsidiary of the Parent formed solely for the purpose of being a co-issuer of the Senior Notes, are our general unsecured senior obligations and rank equally with our other existing and future unsecured senior indebtedness.  The Senior Notes are fully and unconditionally guaranteed (the “Guarantees”) on a joint and several basis by each of our current and future domestic subsidiaries that are guarantors under our 2011 Credit Facility or that are 100% owned domestic obligors or 100% owned domestic guarantors, individually or collectively, under any future indebtedness of our subsidiaries in excess of $100.0 million (the “Guarantors”).  The Guarantees are the Guarantors' unsecured senior obligations and rank equally with the Guarantors' other existing and future unsecured senior indebtedness. Each of the Guarantor subsidiaries is 100% owned by the Parent.

In February 2013, the FASB issued Accounting Standards Update (ASU) 2013-04: Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed at the Reporting Date. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The update requires companies to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date.

We early adopted this ASU as of December 28, 2012. Consistent with the arrangement between the co-obligors, $299.4 million and $699.6 million of the Senior Notes are included under the Parent and Fox LP, respectively, net of $1.0 million of total discount.

The following is our condensed, consolidating financial information (in millions of dollars) for the Company, segregating the issuers, guarantor subsidiaries and non-guarantor subsidiaries, at December 28, 2012, and December 30, 2011, and for each of the three years in the period ended December 28, 2012:

URS CORPORATION AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
(In millions)

	CONDENSED CONSOLIDATING BALANCE SHEETS
	As of December 28, 2012
	(in millions)
	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$14.4	$—	$16.3	$285.4	$(1.6)	$314.5
Accounts receivable, including retentions	—	—	771.2	811.8	(28.2)	1,554.8
Costs and accrued earnings in excess of billings on contracts	—	—	876.9	515.7	(8.3)	1,384.3
Less receivable allowances	—	—	(29.1)	(40.6)	—	(69.7)
Net accounts receivable	—	—	1,619.0	1,286.9	(36.5)	2,869.4
Intercompany accounts receivable	1,765.8	22.4	4,248.9	1,530.6	(7,567.7)	—
Deferred tax assets	6.8	—	60.3	0.5	—	67.6
Inventory	—	—	5.5	56.0	—	61.5
Other current assets	38.2	—	65.5	111.3	(10.8)	204.2
Total current assets	1,825.2	22.4	6,015.5	3,270.7	(7,616.6)	3,517.2
Investments in and advances to subsidiaries and unconsolidated joint ventures	5,400.5	20.7	1,812.0	258.9	(7,213.8)	278.3
Property and equipment at cost, net	26.9	—	159.7	500.9	—	687.5
Intangible assets, net	0.2	—	223.5	468.5	—	692.2
Goodwill	—	—	1,778.7	1,468.4	—	3,247.1
Other long-term assets	22.4	—	231.3	115.3	(4.8)	364.2
Total assets	$7,275.2	$43.1	$10,220.7	$6,082.7	$(14,835.2)	$8,786.5
LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$18.9	$—	$10.0	$42.9	$—	$71.8
Accounts payable and subcontractors payable, including retentions	4.1	—	382.8	454.8	(38.2)	803.5
Accrued salaries and employee benefits	41.1	—	362.6	155.1	—	558.8
Billings in excess of costs and accrued earnings on contracts	—	—	146.4	143.0	(0.3)	289.1
Intercompany accounts payable	3,138.3	14.7	3,109.1	1,305.6	(7,567.7)	—
Short-term intercompany notes payable	14.3	—	20.0	599.2	(633.5)	—
Other current liabilities	59.4	8.6	146.3	74.0	(10.5)	277.8
Total current liabilities	3,276.1	23.3	4,177.2	2,774.6	(8,250.2)	2,001.0
Long-term debt	952.2	699.6	16.9	323.8	—	1,992.5
Deferred tax liabilities	—	—	247.6	85.5	(4.8)	328.3
Self-insurance reserves	—	—	18.3	111.5	—	129.8
Pension and post-retirement benefit obligations	—	—	185.4	115.5	—	300.9
Long-term intercompany notes payable	—	—	561.7	687.8	(1,249.5)	—
Other long-term liabilities	2.9	—	197.0	71.1	—	271.0
Total liabilities	4,231.2	722.9	5,404.1	4,169.8	(9,504.5)	5,023.5
Commitments and contingencies
URS stockholders' equity	3,621.1	8.0	5,400.4	1,805.3	(7,213.7)	3,621.1
Intercompany notes receivable	(577.1)	(687.8)	(583.8)	(34.3)	1,883.0	—
Total URS stockholders' equity	3,044.0	(679.8)	4,816.6	1,771.0	(5,330.7)	3,621.1
Noncontrolling interests	—	—	—	141.9	—	141.9
Total stockholders' equity	3,044.0	(679.8)	4,816.6	1,912.9	(5,330.7)	3,763.0
Total liabilities and stockholders' equity	$7,275.2	$43.1	$10,220.7	$6,082.7	$(14,835.2)	$8,786.5

URS CORPORATION AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
(In millions)

	CONDENSED CONSOLIDATING BALANCE SHEETS
	As of December 30, 2011
	(in millions)
	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$193.8	$—	$24.4	$294.5	$(76.7)	$436.0
Accounts receivable, including retentions	—	—	705.5	456.5	(47.3)	1,114.7
Costs and accrued earnings in excess of billings on contracts	—	—	715.6	425.0	(8.6)	1,132.0
Less receivable allowances	—	—	(24.2)	(18.9)	—	(43.1)
Net accounts receivable	—	—	1,396.9	862.6	(55.9)	2,203.6
Intercompany accounts receivable	2,723.5	—	5,319.1	1,492.4	(9,535.0)	—
Deferred tax assets	3.3	—	54.3	5.4	—	63.0
Inventory	—	—	19.5	—	—	19.5
Other current assets	60.1	—	63.2	59.3	(0.8)	181.8
Total current assets	2,980.7	—	6,877.4	2,714.2	(9,668.4)	2,903.9
Investments in and advances to subsidiaries and unconsolidated joint ventures	5,160.8	—	1,709.2	93.6	(6,855.9)	107.7
Property and equipment at cost, net	20.9	—	154.8	93.7	—	269.4
Intangible assets, net	0.2	—	259.3	262.5	—	522.0
Goodwill	—	—	1,778.7	994.3	—	2,773.0
Other long-term assets	24.3	—	249.6	25.2	(12.5)	286.6
Total assets	$8,186.9	$—	$11,029.0	$4,183.5	$(16,536.8)	$6,862.6
LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$9.0	$—	$11.2	$41.3	$—	$61.5
Accounts payable and subcontractors payable, including retentions	4.3	—	456.6	333.7	(135.5)	659.1
Accrued salaries and employee benefit	35.0	—	393.0	99.0	—	527.0
Billings in excess of costs and accrued earnings on contracts	—	—	149.5	161.3	—	310.8
Intercompany accounts payable	4,099.2	—	4,089.2	1,346.6	(9,535.0)	—
Short-term intercompany notes payable	327.8	—	19.3	393.9	(741.0)	—
Other current liabilities	3.5	—	105.6	58.9	8.5	176.5
Total current liabilities	4,478.8	—	5,224.4	2,434.7	(10,403.0)	1,734.9
Long-term debt	714.3	—	16.2	6.5	—	737.0
Deferred tax liabilities	—	—	274.6	14.1	(12.2)	276.5
Self-insurance reserves	—	—	24.6	108.1	—	132.7
Pension and post-retirement benefit obligations	—	—	162.1	113.9	—	276.0
Other long-term liabilities	4.3	—	172.6	44.2	—	221.1
Total liabilities	5,197.4	—	5,874.5	2,721.5	(10,415.2)	3,378.2
Commitments and contingencies
URS stockholders' equity	3,377.2	—	5,160.7	1,701.9	(6,862.6)	3,377.2
Intercompany notes receivable	(387.7)	—	(6.2)	(347.1)	741.0	—
Total URS stockholders' equity	2,989.5	—	5,154.5	1,354.8	(6,121.6)	3,377.2
Noncontrolling interests	—	—	—	107.2	—	107.2
Total stockholders' equity	2,989.5	—	5,154.5	1,462.0	(6,121.6)	3,484.4
Total liabilities and stockholders' equity	$8,186.9	$—	$11,029.0	$4,183.5	$(16,536.8)	$6,862.6

URS CORPORATION AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
(In millions)

	CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
	For the Year Ended December 28, 2012
	(in millions)
	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated

Revenues	$—	$—	$6,713.8	$4,420.9	$(162.2)	$10,972.5
Cost of revenues	—	—	(6,305.0)	(4,151.7)	162.2	(10,294.5)
General and administrative expenses	(83.2)	—	—	(0.4)	—	(83.6)
Acquisition-related expenses	(6.7)	—	—	(9.4)	—	(16.1)
Equity in income (loss) in subsidiaries	297.8	20.7	149.6	8.0	(476.1)	—
Equity in income of unconsolidated joint ventures	—	—	21.5	86.1	—	107.6
Operating income (loss)	207.9	20.7	579.9	353.5	(476.1)	685.9
Interest income (expense)	110.8	(20.3)	(107.4)	(53.8)	—	(70.7)
Other income (expenses)	(0.3)	—	—	0.8	—	0.5
Income (loss) before income taxes	318.4	0.4	472.5	300.5	(476.1)	615.7
Income tax benefit (expense)	(7.8)	7.6	(174.7)	(15.0)	—	(189.9)
Net income (loss) including noncontrolling interests	310.6	8.0	297.8	285.5	(476.1)	425.8
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(115.2)	—	(115.2)
Net income (loss) attributable to URS	$310.6	$8.0	$297.8	$170.3	$(476.1)	$310.6
Comprehensive income (loss) attributable to URS	$308.2	$8.0	$283.2	$191.5	$(482.7)	$308.2

URS CORPORATION AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
(In millions)

	CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
	For the Year Ended December 30, 2011
	(in millions)
	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated

Revenues	$—	$—	$6,924.6	$3,125.9	$(505.5)	$9,545.0
Cost of revenues	—	—	(6,556.0)	(2,938.3)	505.5	(8,988.8)
General and administrative expenses	(81.2)	—	—	1.7	—	(79.5)
Acquisition-related expenses	—	—	(1.0)	—	—	(1.0)
Restructuring costs	—	—	—	(5.5)	—	(5.5)
Goodwill impairment	—	—	(601.7)	(224.1)	—	(825.8)
Equity in income (loss) in subsidiaries	(487.6)	—	(78.7)	—	566.3	—
Equity in income of unconsolidated joint ventures	—	—	8.6	123.6	—	132.2
Operating income (loss)	(568.8)	—	(304.2)	83.3	566.3	(223.4)
Interest income (expense)	118.1	—	(121.9)	(18.3)	—	(22.1)
Income (loss) before income taxes	(450.7)	—	(426.1)	65.0	566.3	(245.5)
Income tax benefit (expense)	(15.1)	—	(61.5)	(15.2)	—	(91.8)
Net income (loss) including noncontrolling interests	(465.8)	—	(487.6)	49.8	566.3	(337.3)
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(128.5)	—	(128.5)
Net income (loss) attributable to URS	$(465.8)	$—	$(487.6)	$(78.7)	$566.3	$(465.8)
Comprehensive income (loss) attributable to URS	$(539.7)	$—	$(573.1)	$(135.2)	$708.3	$(539.7)

URS CORPORATION AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
(In millions)

	CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
	For the Year Ended December 31, 2010
	(in millions)
	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated

Revenues	$—	$—	$6,923.7	$2,673.4	$(420.0)	$9,177.1
Cost of revenues	—	—	(6,541.8)	(2,487.7)	420.0	(8,609.5)
General and administrative expenses	(76.6)	—	—	5.6	—	(71.0)
Acquisition-related expenses	—	—	—	(11.9)	—	(11.9)
Restructuring costs	—	—	—	(10.6)	—	(10.6)
Equity in income (loss) in subsidiaries	268.2	—	172.9	—	(441.1)	—
Equity in income of unconsolidated joint ventures	—	—	9.6	60.7	—	70.3
Operating income (loss)	191.6	—	564.4	229.5	(441.1)	544.4
Interest income (expense)	117.0	—	(124.6)	(23.0)	—	(30.6)
Income (loss) before income taxes	308.6	—	439.8	206.5	(441.1)	513.8
Income tax benefit (expense)	(20.7)	—	(171.6)	64.7	—	(127.6)
Net income (loss) including noncontrolling interests	287.9	—	268.2	271.2	(441.1)	386.2
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(98.3)	—	(98.3)
Net income (loss) attributable to URS	$287.9	$—	$268.2	$172.9	$(441.1)	$287.9
Comprehensive income (loss) attributable to URS	$300.2	$—	$265.2	$189.3	$(454.5)	$300.2

URS CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENTS OF CASH FLOWS
(In millions)

	CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
	For the Year Ended December 28, 2012
	(in millions)
	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated

Net cash from operating activities	$34.2	$—	$38.6	$280.7	$76.7	$430.2
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	—	(1,345.7)	—	(1,345.7)
Proceeds from disposal of property and equipment	—	—	—	25.3	—	25.3
Payments in settlement of foreign currency forward contracts	(1,260.6)	—	—	—	—	(1,260.6)
Receipts in settlement of foreign currency forward contracts	1,260.3	—	—	—	—	1,260.3
Investments in unconsolidated joint ventures	—	—	(4.3)	(0.1)	—	(4.4)
Changes in restricted cash	—	—	—	3.9	—	3.9
Capital expenditures, less equipment purchased through capital leases and equipment notes	(11.4)	—	(34.6)	(79.4)	—	(125.4)
Dividends received	—	—	0.1	—	(0.1)	—
Net intercompany investing activities	912.5	—	782.2	544.3	(2,239.0)	—
Net cash from investing activities	900.8	—	743.4	(851.7)	(2,239.1)	(1,446.6)
Cash flows from financing activities:
Borrowings from long-term debt	998.9	—	—	—	—	998.9
Payments on long-term debt	(30.0)	—	(5.7)	(2.3)	—	(38.0)
Borrowings from revolving line of credit	560.0	—	—	101.6	—	661.6
Payments on revolving line of credit	(583.6)	—	—	—	—	(583.6)
Net payments under foreign lines of credit and short-term notes	(0.8)	—	(0.2)	(19.5)	—	(20.5)
Net change in overdrafts	—	—	50.1	6.0	(1.6)	54.5
Payments on capital lease obligations	(0.8)	—	(4.9)	(8.9)	—	(14.6)
Payments of debt issuance costs	(8.8)	—	—	—	—	(8.8)
Excess tax benefits from stock-based compensation	0.1	—	—	—	—	0.1
Proceeds from employee stock purchases and exercises of stock options	8.9	—	—	—	—	8.9
Distributions to noncontrolling interests	—	—	—	(83.8)	—	(83.8)
Contributions and advances from noncontrolling interests	—	—	—	2.3	—	2.3
Dividends paid	(44.7)	—	—	(0.1)	0.1	(44.7)
Repurchases of common stock	(40.0)	—	—	—	—	(40.0)
Net intercompany financing activities	(1,973.6)	—	(829.4)	564.0	2,239.0	—
Net cash from financing activities	(1,114.4)	—	(790.1)	559.3	2,237.5	892.3
Net change in cash and cash equivalents	(179.4)	—	(8.1)	(11.7)	75.1	(124.1)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	2.6	—	2.6
Cash and cash equivalents at beginning of period	193.8	—	24.4	294.5	(76.7)	436.0
Cash and cash equivalents at end of period	$14.4	$—	$16.3	$285.4	$(1.6)	$314.5

URS CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENTS OF CASH FLOWS
(In millions)

	CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
	For the Year Ended December 30, 2011
	(in millions)
	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated

Net cash from operating activities	$(132.1)	$—	$491.9	$222.8	$(76.7)	$505.9
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	(298.4)	16.3	—	(282.1)
Proceeds from disposal of property and equipment	—	—	3.8	10.3	—	14.1
Investments in unconsolidated joint ventures	—	—	(19.5)	(0.1)	—	(19.6)
Changes in restricted cash	—	—	—	7.0	—	7.0
Capital expenditures, less equipment purchased through capital leases and equipment notes	(8.6)	—	(49.3)	(9.6)	—	(67.5)
Dividends received	—	—	5.9	—	(5.9)	—
Net intercompany investing activities	(142.1)	—	(480.2)	(437.7)	1,060.0	—
Net cash from investing activities	(150.7)	—	(837.7)	(413.8)	1,054.1	(348.1)
Cash flows from financing activities:
Borrowings from long-term debt	700.0	—	—	—	—	700.0
Payments on long-term debt	(625.0)	—	(7.3)	(0.3)	—	(632.6)
Borrowings from revolving line of credit	138.6	—	—	—	—	138.6
Payments on revolving line of credit	(115.7)	—	—	—	—	(115.7)
Net payments under foreign lines of credit and short-term notes	(0.6)	—	(1.4)	(14.4)	—	(16.4)
Net change in overdrafts	—	—	(97.2)	0.4	78.8	(18.0)
Payments on capital lease obligations	(0.5)	—	(6.1)	(4.3)	—	(10.9)
Payments of debt issuance costs	(3.9)	—	—	—	—	(3.9)
Excess tax benefits from stock-based compensation	0.8	—	—	—	—	0.8
Proceeds from employee stock purchases and exercises of stock options	11.7	—	—	—	—	11.7
Distributions to noncontrolling interests	—	—	—	(111.7)	—	(111.7)
Contributions and advances from noncontrolling interests	—	—	(0.2)	6.8	—	6.6
Dividends paid	—	—	—	(5.9)	5.9	—
Repurchases of common stock	(242.8)	—	—	—	—	(242.8)
Net intercompany financing activities	229.1	—	454.4	376.5	(1,060.0)	—
Net cash from financing activities	91.7	—	342.2	247.1	(975.3)	(294.3)
Net change in cash and cash equivalents	(191.1)	—	(3.6)	56.1	2.1	(136.5)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	(1.3)	—	(1.3)
Cash and cash equivalents at beginning of period	384.9	—	28.0	239.7	(78.8)	573.8
Cash and cash equivalents at end of period	$193.8	$—	$24.4	$294.5	$(76.7)	$436.0

URS CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENTS OF CASH FLOWS
(In millions)

	CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
	For the Year Ended December 31, 2010
	(in millions)
	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated

Net cash from operating activities	$(7.0)	$—	$446.5	$85.6	$1.3	$526.4
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	—	(291.7)	—	(291.7)
Changes in cash related to consolidation and/or deconsolidation of joint ventures	—	—	21.4	(0.7)	—	20.7
Proceeds from disposal of property and equipment	—	—	4.7	3.6	—	8.3
Investments in unconsolidated joint ventures	—	—	(6.0)	—	—	(6.0)
Changes in restricted cash	—	—	—	(16.1)	—	(16.1)
Capital expenditures, less equipment purchased through capital leases and equipment notes	(4.6)	—	(26.0)	(14.6)	—	(45.2)
Maturity of short-term investment	—	—	—	30.2	—	30.2
Dividends received	—	—	27.8	—	(27.8)	—
Net intercompany investing activities	(761.7)	—	(730.2)	(112.7)	1,604.6	—
Net cash from investing activities	(766.3)	—	(708.3)	(402.0)	1,576.8	(299.8)
Cash flows from financing activities:
Payments on long-term debt	(150.0)	—	(9.6)	—	—	(159.6)
Net payments under foreign lines of credit and short-term notes	(0.5)	—	(0.4)	(6.7)	—	(7.6)
Net change in overdrafts	—	—	14.6	—	(0.2)	14.4
Payments on capital lease obligations	(0.4)	—	(6.4)	(0.7)	—	(7.5)
Excess tax benefits from stock-based compensation	1.2	—	—	—	—	1.2
Proceeds from employee stock purchases and exercises of stock options	11.3	—	—	—	—	11.3
Distributions to noncontrolling interests	—	—	—	(107.2)	—	(107.2)
Contributions and advances from noncontrolling interests	—	—	—	8.2	—	8.2
Dividends paid	—	—	—	(27.8)	27.8	—
Repurchases of common stock	(128.3)	—	—	—	—	(128.3)
Net intercompany financing activities	1,157.7	—	239.4	207.5	(1,604.6)	—
Net cash from financing activities	891.0	—	237.6	73.3	(1,577.0)	(375.1)
Net change in cash and cash equivalents	117.7	—	(24.2)	(243.1)	1.1	(148.5)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	1.2	—	1.2
Cash and cash equivalents at beginning of period	267.2	—	52.2	481.6	(79.9)	721.1
Cash and cash equivalents at end of period	$384.9	$—	$28.0	$239.7	$(78.8)	$573.8